Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Stock Warrants [Abstract]
Schedule of quantitative information regarding level 3 fair value measurement
December 31, 2021
Strike price	$11.50
Expected Volatility	61%
Expected Dividend	—
Expected Term in Years	4.73
Risk Free Interest Rate	1.22%
Warrant Value Per Share	1.02

Schedule of changes in fair value of the warrants
December 31, 2021
Private Placement Warrants
Initial Measurement, September 22, 2021	$29,466
Mark-to-market adjustment	$(21,206)
Warrants payable balance, December 31, 2021	$8,260